RELATED PARTIES	12 Months Ended
Jun. 30, 2021
Related Party [Abstract]
Related parties
28

RELATED PARTIES
Disclosures are included in the following notes:
NOTE 5.1

COST OF SALES
NOTE 16

TRADE AND OTHER PAYABLES
NOTE 19.3

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
NOTE 21

EQUITY
NOTE 22

INTEREST IN SUBSIDIARIES